VESSELS AND CAPITALIZED DRY-DOCKING	6 Months Ended
Jun. 30, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
VESSELS AND CAPITALIZED DRY-DOCKING
NOTE 2 – VESSELS AND CAPITALIZED DRY-DOCKING

Included in the carrying amount for "Vessels and capitalized dry-docking" are capitalized dry-docking costs in the amount of USD 55.1m (30 June 2018: USD 62.1m, 31 December 2018: USD 67.5m).

The depreciation expense for the six months ended 30 June 2019 related to "Other plant and operating equipment" of USD 0.5m is included in the “Administrative expenses” (30 June 2018: USD 0.5m, 31 December 2018: USD 1.1m).

Impairment assessment
For determination of the vessel values, TORM has carried out an impairment indicator assessment of the most significant assumptions used in the fair value and value in use calculations for the Annual Report as of 31 December 2018 (please refer to Note 7 in the Annual Report 2018). Based on this, TORM has assessed that there are no impairment indicators noted as there were no significant changes in the assumptions to either the fair value or the value in use, and therefore TORM does not find any need to reassess the recoverable amount as of 30 June 2019.

The impairment loss of USD 2.7m relates to specific vessels which have been reclassified to assets held-for-sale to be delivered to the buyers during Q1 and Q2 2019. These vessels have been written down to their net selling price.

	30 June	30 June	31 December
USDm	2019	2018	2018

Cost:
Balance as of beginning of period	1,886.3	1,726.6	1,726.6
Additions	27.9	97.8	162.7
Disposals	-8.0	-4.9	-30.2
Transferred from prepayments	67.6	63.9	81.8
Transferred to assets held-for-sale	-44.2	-	-54.6
Balance	1,929.6	1,883.4	1,886.3

Depreciation:
Balance as of beginning of period	327.6	264.8	264.8
Disposals	-8.0	-4.9	-30.2
Depreciation for the period	51.4	56.7	113.4
Transferred to assets held-for-sale	-17.3	-	-20.4
Balance	353.7	316.6	327.6

Impairment:
Balance as of beginning of period	162.1	167.3	167.3
Impairment losses on tangible fixed assets	2.7	-	3.2
Transferred to assets held-for-sale	-7.0	-	-8.4
Balance	157.8	167.3	162.1

Carrying amount	1,418.1	1,399.5	1,396.6

Of which right-of-use assets, end of period	25.6	27.5	26.5